Schedule of Effective Income Tax Rate Reconciliation (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Taxation Schedule Of Effective Income Tax Rate Reconciliation 1		103,058
Taxation Schedule Of Effective Income Tax Rate Reconciliation 2		136,370
Taxation Schedule Of Effective Income Tax Rate Reconciliation 3		132,453
Taxation Schedule Of Effective Income Tax Rate Reconciliation 4	21,259
Taxation Schedule Of Effective Income Tax Rate Reconciliation 5	0.25%	0.25%
Taxation Schedule Of Effective Income Tax Rate Reconciliation 6		25,765
Taxation Schedule Of Effective Income Tax Rate Reconciliation 7		34,093
Taxation Schedule Of Effective Income Tax Rate Reconciliation 8		33,113
Taxation Schedule Of Effective Income Tax Rate Reconciliation 9	5,315
Taxation Schedule Of Effective Income Tax Rate Reconciliation 10		5,277
Taxation Schedule Of Effective Income Tax Rate Reconciliation 11		8,613
Taxation Schedule Of Effective Income Tax Rate Reconciliation 12		14,830
Taxation Schedule Of Effective Income Tax Rate Reconciliation 13	2,380
Taxation Schedule Of Effective Income Tax Rate Reconciliation 14		(11,523)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 15		(18,043)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 16		(20,295)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 17	(3,258)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 18		847
Taxation Schedule Of Effective Income Tax Rate Reconciliation 19		2,653
Taxation Schedule Of Effective Income Tax Rate Reconciliation 20		5,970
Taxation Schedule Of Effective Income Tax Rate Reconciliation 21	958
Taxation Schedule Of Effective Income Tax Rate Reconciliation 22		(56)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 23		(116)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 24		(1,708)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 25	(274)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 26		1,177
Taxation Schedule Of Effective Income Tax Rate Reconciliation 27		1,167
Taxation Schedule Of Effective Income Tax Rate Reconciliation 28		1,260
Taxation Schedule Of Effective Income Tax Rate Reconciliation 29	202
Taxation Schedule Of Effective Income Tax Rate Reconciliation 30		(1,706)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 31		(1,743)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 32		(3,649)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 33	(586)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 34		2,163
Taxation Schedule Of Effective Income Tax Rate Reconciliation 35		1,421
Taxation Schedule Of Effective Income Tax Rate Reconciliation 36		159
Taxation Schedule Of Effective Income Tax Rate Reconciliation 37	26
Taxation Schedule Of Effective Income Tax Rate Reconciliation 38		(172)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 39		165
Taxation Schedule Of Effective Income Tax Rate Reconciliation 40		198
Taxation Schedule Of Effective Income Tax Rate Reconciliation 41	33
Taxation Schedule Of Effective Income Tax Rate Reconciliation 42		21,772
Taxation Schedule Of Effective Income Tax Rate Reconciliation 43		28,210
Taxation Schedule Of Effective Income Tax Rate Reconciliation 44		29,878
Taxation Schedule Of Effective Income Tax Rate Reconciliation 45	$ 4,796
Taxation Schedule Of Effective Income Tax Rate Reconciliation 46	21.10%	21.10%
Taxation Schedule Of Effective Income Tax Rate Reconciliation 47	20.70%	20.70%
Taxation Schedule Of Effective Income Tax Rate Reconciliation 48	22.60%	22.60%
Taxation Schedule Of Effective Income Tax Rate Reconciliation 49	22.60%	22.60%